Debt Issuance Costs (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 101	$ 38
Secured Debt [Member]
Debt Instrument [Line Items]
Deferred financing cost		$ 30
Debt Instrument, Term		42 months
Secured Debt [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount	$ 200	$ 300